Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

September 30, 2016

Dates Covered
Collections Period	09/01/16 - 09/30/16
Interest Accrual Period	09/15/16 - 10/16/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/16	255,056,271.58	19,247
Yield Supplement Overcollateralization Amount 08/31/16	3,613,946.73	0
Receivables Balance 08/31/16	258,670,218.31	19,247
Principal Payments	12,756,708.58	499
Defaulted Receivables	570,404.52	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/16	3,333,533.86	0
Pool Balance at 09/30/16	242,009,571.35	18,715

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	27.61%

Prepayment ABS Speed	1.39%

Overcollateralization Target Amount	10,890,430.71
Actual Overcollateralization	10,890,430.71

Weighted Average APR	3.59%
Weighted Average APR, Yield Adjusted	4.61%
Weighted Average Remaining Term	36.52

Delinquent Receivables:
Past Due 31-60 days	4,743,476.72	280
Past Due 61-90 days	1,015,287.76	64
Past Due 91-120 days	244,776.05	19
Past Due 121+ days	0.00	0
Total	6,003,540.53	363

Total 31+ Delinquent as % Ending Pool Balance	2.48%

Recoveries	245,567.52

Aggregate Net Losses/(Gains) - September 2016	324,837.00

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.51%
Prior Net Losses Ratio	0.78%
Second Prior Net Losses Ratio	0.87%
Third Prior Net Losses Ratio	0.64%
Four Month Average	0.95%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.25%

Flow of Funds	$ Amount

Collections	13,786,417.23
Advances	(6,292.60)
Investment Earnings on Cash Accounts	3,260.23
Servicing Fee	(215,558.52)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,567,826.34

Distributions of Available Funds
(1) Class A Interest	227,169.35
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	1,569,168.01
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,890,430.71
(7) Distribution to Certificateholders	854,343.27
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,567,826.34

Servicing Fee	215,558.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 09/15/16	243,578,739.36
Principal Paid	12,459,598.72
Note Balance @ 10/17/16	231,119,140.64

Class A-1
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-2
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-3
Note Balance @ 09/15/16	123,428,739.36
Principal Paid	12,459,598.72
Note Balance @ 10/17/16	110,969,140.64
Note Factor @ 10/17/16	43.1786539%

Class A-4
Note Balance @ 09/15/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	102,340,000.00
Note Factor @ 10/17/16	100.0000000%

Class B
Note Balance @ 09/15/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	17,810,000.00
Note Factor @ 10/17/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	253,884.35
Total Principal Paid	12,459,598.72
Total Paid	12,713,483.07

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	96,685.85
Principal Paid	12,459,598.72
Total Paid to A-3 Holders	12,556,284.57

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2989865
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6730245
Total Distribution Amount	14.9720110

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3762095
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.4809289
Total A-3 Distribution Amount	48.8571384

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	125.94
Noteholders' Principal Distributable Amount	874.06

Account Balances	$ Amount

Advances
Balance as of 08/31/16	54,333.05
Balance as of 09/30/16	48,040.45
Change	(6,292.60)

Reserve Account
Balance as of 09/15/16	2,171,744.40
Investment Earnings	446.24
Investment Earnings Paid	(446.24)
Deposit/(Withdrawal)	-
Balance as of 10/17/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40